Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Apr. 30, 2015	Apr. 30, 2025	Apr. 30, 2016	Apr. 30, 2017	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2025
C000005586 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	$ 10,000		$ 8,201	$ 8,260	$ 9,594	$ 9,066	$ 7,064	$ 11,242	$ 14,337	$ 14,660	$ 14,887	$ 14,407
C000005583 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor A Shares (with sales charge)
C000005585 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor C Shares (with sales charge)
MSCI All Country World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Accumulated Value	10,000		9,434	10,861	12,400	13,028	12,382	18,046	17,064	17,416	20,457	22,879
S And P Global Natural Resources Net Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Global Natural Resources Net Index
Accumulated Value	$ 10,000		$ 8,803	$ 9,757	$ 12,004	$ 11,357	$ 8,982	$ 13,685	$ 16,335	$ 16,082	$ 16,918	$ 15,685